Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9.    Property, plant and equipment

The detail of property, plant and equipment, net of the related accumulated depreciation and impairment in 2019 and 2018 is as follows:

				Advances and
				Property, Plant		Other Items of	Other Items of	Other Items of
			Other Fixtures,	and Equipment		Property,
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant	Leased	Leased	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	and Equipment	Land and Buildings	Plant and machinery	Depreciation (Note 25.3)	Impairment (Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2018	251,298	1,490,804	8,533	128,584	60,359	32,364	—	—	(936,325)	(117,643)	917,974
Additions	2,983	9,104	12	99,016	—	4,293	—	—	(104,532)	(42,846)	(31,970)
Disposals and other	(4,687)	(34,612)	(1,084)	(2,657)	—	(587)	—	—	35,921	—	(7,706)
Transfers from/(to) other accounts	24,823	69,439	4,850	(97,086)	—	222	—	—	(2,248)	—	—
Exchange differences	(10,743)	(74,554)	(405)	(5,941)	(951)	(383)	—	—	48,455	3,292	(41,230)
Business combinations (Note 5)	6,846	53,337	82	1,790	—	432	—	—	—	—	62,487
Business disposals	(35,211)	(26,471)	(43)	(342)	—	—	—	—	56,674	—	(5,393)
Discounted operations	—	—	—	—	—	—	—	—	(5,300)	—	(5,300)
Balance at December 31, 2018	235,309	1,487,047	11,945	123,364	59,408	36,341	—	—	(907,355)	(157,197)	888,862
IFRS 16 Adjustments at 1 January 2019	—	—	—	—	—	—	12,417	18,055	(9,703)	—	20,769
Additions	74	1,409	32	34,039	—	—	777	3,089	(103,121)	(1,224)	(64,925)
Disposals and other	(13,160)	(78,774)	(3,399)	(7,426)	—	(2,195)	—	—	48,560	48,775	(7,619)
Transfers from/(to) other accounts	408	38,445	220	(39,073)	—	—	—	—	—	—	—
Exchange differences	(2,822)	(8,908)	36	(1,881)	94	317	104	189	9,091	2,000	(1,780)
Business disposals	(23,223)	(165,382)	(15)	(2,372)	—	—	—	—	96,591	—	(94,401)
Balance at December 31, 2019	196,586	1,273,837	8,819	106,651	59,502	34,463	13,298	21,333	(865,937)	(107,646)	740,906

Additions in the captions leased Land and Building and Leased Plant and Machinery represents the adoption of IFRS 16 from January 1, 2019, see Note 3.

During 2019 the Company disposed of FerroAtlántica, S.A.U. and Ultracore Polska Zoo, which resulted in a net reduction of property, plant and equipment of $94,401 thousand. The net gain on the disposal of FerroAtlántica, S.A.U. is disclosed in Note 29 and the net loss on disposal of Ultracore Polska ZOO is included in Note 25.6.

During 2019 the Company liquidated Ganzi Ferroatlántica Silicon Industry Company, Ltd. and started the process of liquidation of Mangshi Sinice Silicon Industry Company Limited, which resulted in the reduction of impairment of $48,775 thousand.

Business combinations in 2018 relates to the assets acquired as part of the acquisition of the Glencore plants in France and Norway, see Note 5.

During 2018 the Company disposed of Hidro Nitro Española S.A. which resulted in a net reduction of property, plant and equipment of $5,393 thousand. The net gain on the disposal of the business is disclosed in Note 25.6.

During 2018 the Company recognised an impairment of $40,537 thousand in Impairment losses (Electrometallurgy – Other segment) in relation to our solar-grade silicon metal project based in Puertollano, Spain. At the end of 2018 the Company has decided to temporarily suspend investment in the project due to deterioration in the market environment for solar grade silicon (or polysilicon) worldwide. The Company is preserving the technology and know-how in order to be able to finalize the construction of the factory as soon as market circumstances change. As of December 31, 2019, the Company continues to recognize these project assets as $40,590 thousand based on the higher of fair value less costs of disposal and value in use. Fair value less costs of disposal related to land and buildings was determined based on recent sales of comparable industrial properties located near the project. Fair value less costs of disposal related to machinery and equipment was determined by assessing the recoverability of the assets to a market participant. In 2019 the valuation of these assets has been reassessed and no changes in the impairment recorded were needed.

As at December 31, 2019 the Company tested property, plant and equipment for impairment, estimating the recoverable value of the cash-generating units requires significant judgment in evaluation of overall market conditions, estimated future cash flows, discount rates and other factors, based on management’s business plans. Recoverable values were estimated by determining the value in use for all assets, with the exception of our solar-grade silicon metal project based in Puertollano, Spain, and our silicon metal plant in Polokwane, South Africa for which the recoverable value was determined by independent valuation experts. No impairment for property, plant and equipment was recognized during the year ended December 31, 2019.

At December 31, 2019, the Company has no property, plant and equipment pledged as security for outstanding bank loans and other payables. At December 31, 2018, the Company has property, plant and equipment of $514,625 thousands pledged as security for outstanding bank loans.

Finance leases

Finance leases held by the Company included in Plant and Machinery at December 31 are as follows:

Lease
		Time	Historical		Accumulated	Carrying	Interest	Payments
	Life	Elapsed	Cost	Cost	Depreciation	Amount	Payable	Outstanding
	(Years)	(Years)	EUR €'000	US $'000	US $'000	US $'000	US $'000	US $'000
December 31, 2018 Hydro-electrical installations	10	6.6	109,047	124,859	(82,940)	41,918	—	65,005

The leases of the Hydroelectrical installation have been canceled before the sale of FAU.

Commitments

At December 31, 2019 and 2018, the Company has capital expenditure commitments totaling $15,635 thousand and $26,935 thousand, respectively, primarily related to maintenance and improvement works at plants.